Basic and diluted net (loss) income per share (Details 2) (Weighted average)	12 Months Ended
Dec. 31, 2011
Preferred shares
Information regarding weighted average of common shares equivalents
Anti-dilutive securities excluded from computation of diluted net loss per common share (in shares)	359,424,310
Share options
Information regarding weighted average of common shares equivalents
Anti-dilutive securities excluded from computation of diluted net loss per common share (in shares)	18,488,604
Restricted shares
Information regarding weighted average of common shares equivalents
Anti-dilutive securities excluded from computation of diluted net loss per common share (in shares)	54,045,124
Restricted shares | CEO and Chairman
Information regarding weighted average of common shares equivalents
Anti-dilutive securities excluded from computation of diluted net loss per common share (in shares)	29,678,483
Restricted shares | NeoTasks acquisition
Information regarding weighted average of common shares equivalents
Anti-dilutive securities excluded from computation of diluted net loss per common share (in shares)	8,319,608
Restricted share units
Information regarding weighted average of common shares equivalents
Anti-dilutive securities excluded from computation of diluted net loss per common share (in shares)	2,625,039
Warrants to an independent institutional investor
Information regarding weighted average of common shares equivalents
Anti-dilutive securities excluded from computation of diluted net loss per common share (in shares)	12,609,970